Global Atlantic BlackRock Allocation Portfolio

Portfolio of Investments (Unaudited)

March 31, 2023

	Shares/ Principal	Fair Value
Exchange Traded Funds - 99.0%
Debt Funds - 39.2%
iShares 10-20 Year Treasury Bond ETF	10,541	$1,207,366
iShares Core Total USD Bond Market ETF	258,240	11,917,776
iShares Fallen Angels USD Bond ETF	25,365	640,974
iShares JP Morgan USD Emerging Markets Bond ETF	7,587	654,607
iShares MBS ETF	43,981	4,166,320
iShares U.S. Treasury Bond ETF	179,832	4,204,472
Total Debt Funds		22,791,515
Equity Funds - 59.8%
iShares Core MSCI Emerging Markets ETF	22,517	1,098,604
iShares Core S&P 500 ETF	34,166	14,044,959
iShares ESG Aware MSCI EM ETF	50,204	1,580,422
iShares ESG Aware MSCI USA ETF	20,590	1,862,366
iShares MSCI EAFE Growth ETF	47,442	4,444,367
iShares MSCI EAFE Value ETF	62,721	3,043,850
iShares MSCI USA Min Vol Factor ETF	19,252	1,400,390
iShares MSCI USA Quality Factor ETF	37,457	4,647,103
iShares U.S. Infrastructure ETF	15,887	592,903
iShares U.S. Technology ETF	21,972	2,039,221
Total Equity Funds		34,754,185
Total Exchange Traded Funds
(Cost - $54,105,007)		57,545,700
Short-Term Investments - 0.6%
Money Market Funds - 0.6%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.72%(a) (Cost - $332,141)	332,141	332,141
Total Investments - 99.6%
(Cost - $54,437,148)		$57,877,841
Other Assets Less Liabilities - Net 0.4%		249,172
Total Net Assets - 100.0%		$58,127,013

(a)	The rate shown is the annualized seven-day yield at period end.